UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2010 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.1%
EDUCATION — 5.8%
Education — 5.0%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: NPFGC:
	(a) 10/01/17	2,525,000	1,799,593
	(a) 10/01/20	2,000,000	1,123,340
IN Purdue University
	Certificates of Participation,
	Series 2006,
	5.250% 07/01/22	2,000,000	2,338,500
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	3,500,000	4,074,770
MA Development Finance Agency
	College of The Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	8,500,000	9,512,605
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/35	19,500,000	22,586,265
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,596,620
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.500% 07/01/22	8,000,000	10,013,040
NH Health & Education Facilities Authority
	Series 2009,
	5.250% 06/01/39	4,000,000	4,312,960
NY Dormitory Authority
	Educational Housing Services,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/30	3,000,000	2,948,250
	New York University:
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	12,250,000	14,247,118
	Series 2008 A:
	5.000% 07/01/29	3,845,000	4,076,161
	5.000% 07/01/38	5,800,000	5,987,398
	Upstate Community Colleges,
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/23	2,000,000	2,325,860
PA Higher Educational Facilities Authority
	Edinboro University Foundation,
	Series 2008,
	5.750% 07/01/28	3,000,000	2,910,510

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
UT Weber State University Revenue
	Series 2005,
	Insured: NPFGC
	4.250% 04/01/29	5,100,000	5,014,626
VA College Building Authority
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	5,000,000	5,939,350
WV University of West Virginia
	Series 1998 A,
	Insured: NPFGC
	5.250% 04/01/28	5,000,000	5,454,150
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/16	3,300,000	2,691,348
	(a) 04/01/18	3,800,000	2,751,542
Education Total			112,704,006
Prep School — 0.3%
CA Municipal Finance Authority
	Escondido Charter,
	Series 2006 A,
	5.250% 06/01/36	1,750,000	1,455,002
TX La Vernia Higher Education Finance Corp.
	Kipp, Inc.,
	Series 2009 A,
	6.375% 08/15/44	5,000,000	5,130,200
Prep School Total			6,585,202
Student Loan — 0.5%
MA Educational Financing Authority
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	10,090,000	10,301,184
Student Loan Total			10,301,184
EDUCATION TOTAL			129,590,392
HEALTH CARE — 9.7%
Continuing Care Retirement — 1.2%
MA Development Finance Agency
	Series 2009,
	7.750% 06/01/39	2,250,000	2,304,675
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A,
	5.000% 01/01/37	5,000,000	4,372,750
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A,
	6.375% 12/01/41	7,000,000	6,141,240

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NC Medical Care Commission
	First Givens Estates, Inc.,
	Series 2007,
	5.000% 07/01/33	5,000,000	4,242,700
	Glenaire, Inc.,
	Series 2006,
	5.500% 10/01/31	2,500,000	2,268,400
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.125% 02/01/28	2,000,000	1,597,860
TX Bexar County Health Facilities Development Corp.
	Series 2010,
	6.200% 07/01/45	2,300,000	2,306,739
TX Tarrant County Cultural Education Facilities Finance Corp.
	CC Young Memorial Home,
	Series 2009,
	8.000% 02/15/38	4,000,000	3,942,640
Continuing Care Retirement Total			27,177,004
Health Services — 0.5%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,210,000	1,174,571
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Group Health Plan, Inc.,
	Series 2003:
	5.250% 12/01/16	1,250,000	1,285,825
	6.000% 12/01/17	1,650,000	1,725,389
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	7,200,000	7,217,856
Health Services Total			11,403,641
Hospitals — 6.7%
AL Montgomery Medical Clinic Board
	Jackson Hospital & Clinic,
	Series 2006,
	4.750% 03/01/36	1,000,000	813,890
AZ Health Facilities Authority
	Catholic Healthcare West,
	Series 1999 A,
	6.625% 07/01/20	3,700,000	3,808,632
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,072,100

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/20	1,320,000	1,346,440
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	9,500,000	7,679,705
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A:
	5.000% 10/01/18	825,000	840,716
	5.250% 10/01/24	4,000,000	4,018,000
FL Orange County Health Facilities Authority
	Orlando Health, Inc,
	Series 2009,
	5.125% 10/01/26	4,350,000	4,335,340
	Series 1996 A,
	Insured: NPFGC
	6.250% 10/01/16	825,000	929,313
FL South Lake County Hospital District
	South Lake Hospital, Inc,
	Series 2010,
	6.250% 04/01/39	1,335,000	1,351,327
FL West Orange Health Care District
	Series 2001 A,
	5.650% 02/01/22	3,650,000	3,699,020
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.500% 01/01/34	2,500,000	2,182,475
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	3,000,030
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	10,940,000	9,682,228
MA Health & Educational Facilities Authority
	Care Group Inc.,
	Series 2008,
	5.125% 07/01/33	2,000,000	1,849,980
	Partners Healthcare System,
	Series 2010,
	5.000% 07/01/34	9,900,000	9,936,036
	Series 1998 B-2,
	5.375% 02/01/28	1,380,000	1,376,012

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MD Health & Higher Educational Facilities Authority
	University of Maryland Medical Systems,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/28	3,000,000	3,142,200
MI Hospital Finance Authority Revenue
	Henry Ford Health Systems,
	Series 2006 A,
	5.250% 11/15/32	2,000,000	1,828,940
MO Health & Educational Facilities Authority
	Lake Regional Health Systems,
	Series 2003,
	5.600% 02/15/25	625,000	632,469
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC
	5.500% 12/01/23	7,550,000	8,189,258
NC Medical Care Commission
	Wilson Memorial Hospital,
	Series 1997,
	Insured: AMBAC
	(a) 11/01/14	1,380,000	1,164,485
NJ Health Care Facilities Financing Authority
	St. Joseph’s Hospital & Medical Center,
	Series 2008,
	6.625% 07/01/38	4,000,000	4,038,960
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/27	2,330,000	2,266,950
NY Dormitory Authority
	Long Island Jewish Medical,
	Series 2009,
	5.500% 05/01/37	4,250,000	4,298,493
	Mt. Sinai School of Medicine,
	Series 2009,
	5.125% 07/01/39	15,000,000	14,987,700
PA Northampton County General Purpose Authority
	St. Luke’s Hospital Bethlehem,
	Series 2008 A,
	5.500% 08/15/35	3,000,000	2,904,180
SC Greenville Hospital System Board
	GHS Partners in Health,
	Series 2001,
	Insured: AMBAC
	5.500% 05/01/26	5,000,000	5,102,400
TN Knox County Health, Educational & Housing Facilities Authority
	Fort Sanders Alliance,
	Series 1993,
	Insured: NPFGC

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	5.250% 01/01/15	5,000,000	5,423,900
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	6,865,000	6,177,402
VA Fairfax County Industrial Development Authority
	Inova Alexandria Health Service,
	Series 2009,
	5.500% 05/15/35	4,000,000	4,179,040
	Inova Health System,
	Series 1993,
	5.000% 08/15/23	10,000,000	10,886,600
VA Henrico County Industrial Development Authority
	Bon Secours Health System,
	Series 1996,
	Insured: NPFGC
	6.000% 08/15/16	5,000,000	5,519,250
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.:
	Series 1999 A,
	5.600% 02/15/29	4,000,000	3,913,120
	Series 1999 B,
	5.500% 02/15/15	3,500,000	3,504,200
	Series 2003,
	6.400% 04/15/33	4,250,000	4,332,747
Hospitals Total			150,413,538
Intermediate Care Facilities — 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,215,000	1,876,149
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	11,425,000	9,458,986
Intermediate Care Facilities Total			11,335,135
Nursing Homes — 0.8%
IA Finance Authority
	Care Initiatives,
	Series 1998 B,
	5.750% 07/01/28	4,500,000	3,626,370
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	189,000	181,705

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23 (b)	9,785,000	6,849,500
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	6,150,000	5,481,064
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	8.500% 01/01/29 (01/01/25) (c)(d)	2,175,000	2,162,472
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	8.500% 01/01/29 (01/01/25) (c)(d)	499,000	496,126
Nursing Homes Total			18,797,237
HEALTH CARE TOTAL			219,126,555
HOUSING — 3.0%
Assisted Living/Senior — 0.2%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,525,000	1,295,335
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	3,275,000	2,602,544
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	890,000	740,160
Assisted Living/Senior Total			4,638,039
Multi-Family — 2.3%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments LLC,
	Series 2008:
	5.500% 06/01/33	2,000,000	2,020,060
	5.500% 06/01/38	6,000,000	5,973,840
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	7,925,000	7,567,107
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	985,000	985,108

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	7.000% 07/15/32 (e)	1,895,000	795,919
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	3,890,000	3,613,499
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: AGMC
	5.250% 07/01/25	10,000,000	10,084,700
MD Economic Development Corp.
	Salisbury State University Project,
	Series 1999 A,
	6.000% 06/01/30	3,000,000	2,809,590
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	7.375% 01/01/21	1,365,376	1,373,022
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38	3,252,042	2,552,593
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,400,000	1,372,952
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	5,000,000	5,066,950
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	LOC: Bank of the West
	5.250% 12/01/41	1,475,000	1,496,107
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16 (f)	6,615,223	6,234,649
Multi-Family Total			51,946,096
Single-Family — 0.5%
CA Department of Veterans Affairs
	Series 2007, AMT,
	4.850% 12/01/22	2,000,000	1,929,720
CO El Paso County School District No. 11
	Series 1988 A, AMT,
	Guarantor: GNMA
	8.375% 03/25/19	83,748	85,456

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
FL Brevard County
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	395,000	198,393
MD Community Development Administration Department of Housing & Community Development
	Series 2006 B, AMT,
	4.900% 09/01/37	4,765,000	4,583,978
ME Housing Authority
	Series 2006 D, AMT,
	4.950% 11/15/31	2,010,000	1,978,302
OR Department of Housing & Community Services
	Series 1998 A,
	5.150% 07/01/15	25,000	25,165
WA Housing Finance Commission
	Series 2006 3-A, AMT,
	Guarantor: GNMA
	5.000% 12/01/37	2,985,000	2,953,807
Single-Family Total			11,754,821
HOUSING TOTAL			68,338,956
INDUSTRIALS — 2.7%
Food Products — 0.4%
MI Strategic Fund
	Imperial Sugar Co.:
	Series 1998 A,
	6.250% 11/01/15	2,250,000	2,139,458
	Series 1998 B,
	6.450% 11/01/25	3,500,000	3,076,500
	Series 1998 C, AMT,
	6.550% 11/01/25	4,250,000	3,604,042
Food Products Total			8,820,000
Forest Products & Paper — 0.4%
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	2,750,000	2,609,448
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	6.125% 01/01/34	2,000,000	1,630,420
MS Lowndes County
	Weyerhaeuser Co.,
	Series 1992 A,
	6.800% 04/01/22	2,470,000	2,711,541
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Paper Co.,
	Series 1999, AMT,
	6.400% 11/01/24	2,425,000	2,438,095

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
SC Richland County
	International Paper Co.,
	Series 2003, AMT,
	6.100% 04/01/23	1,000,000	1,008,920
Forest Products & Paper Total			10,398,424
Manufacturing — 0.6%
AL McIntosh Industrial Development Board
	CIBA Specialty Chemicals,
	Series 1998,
	5.375% 06/01/28	1,000,000	957,850
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	1,660,000	1,540,148
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	5,000,000	4,302,750
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	4,385,000	4,502,694
MO St. Louis Industrial Development Authority
	Anheuser-Busch Companies, Inc.,
	Series 1991,
	6.650% 05/01/16	1,400,000	1,603,756
Manufacturing Total			12,907,198
Oil & Gas — 1.0%
AZ Salt Verde Financial Corp. Senior Gas Revenue
	Series 2007,
	5.000% 12/01/32	5,400,000	4,721,706
LA St. John Baptist Parish
	Marathon Oil Corp.,
	Series 2007 A,
	5.125% 06/01/37	12,750,000	11,870,377
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/26	1,250,000	1,216,400
TX Texas City Industrial Development Corp.
	Arco Pipeline Co., Inc.,
	Series 1990,
	7.375% 10/01/20	2,000,000	2,579,500
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	2,975,000	3,006,446
	Oil & Gas Total		23,394,429

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Other Industrial Development Bonds — 0.3%
MI Strategic Fund Obligation Ltd.
	NSF International,
	Series 2004,
	5.250% 08/01/26	600,000	592,824
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	7,000,000	5,698,280
Other Industrial Development Bonds Total			6,291,104
INDUSTRIALS TOTAL			61,811,155
OTHER — 15.1%
Other — 0.2%
LA New Orleans Aviation Board
	Series 2009 A,
	6.250% 01/01/30	5,250,000	5,425,875
Other Total			5,425,875
Pool/Bond Bank — 1.5%
FL Municipal Loan Council
	Series 2000 A,
	Insured: NPFGC
	(a) 04/01/21	1,000,000	553,310
IL Metropolitan Water Reclamation District Greater Chicago
	Series 2007 C,
	5.250% 12/01/33	13,210,000	15,216,467
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	12,334,600
	Series 2006,
	5.250% 08/01/24	4,000,000	4,818,000
Pool/Bond Bank Total			32,922,377
Refunded/Escrowed(g) — 12.9%
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	12,370,000	16,760,360
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Escrowed to Maturity,
	(a) 01/01/18	10,000,000	7,940,800
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/22	3,345,000	2,081,460

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT,
	Escrowed to Maturity,
	Insured: FHA
	8.000% 03/01/16	3,000,000	3,810,300
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: NPFGC
	8.000% 04/01/16	7,000,000	9,356,550
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	9,608,831
CA Pomona
	Series 1990 A,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.600% 05/01/23	8,705,000	11,517,498
CA Riverside County
	Series 1998, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.300% 11/01/12	10,000,000	11,846,100
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	Pre-refunded 12/01/11,
	8.500% 12/01/31	885,000	994,359
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Escrowed to Maturity,
	Insured: CGIC
	6.500% 06/15/12	530,000	600,469
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	Pre-refunded 06/01/12,
	8.000% 06/01/32	4,500,000	5,220,765
FL Highlands County Health Facilities Authority
	Adventist Health Systems,
	Series 2003 D,
	Pre-refunded 11/15/13,
	5.375% 11/15/35	3,450,000	3,929,343
FL Jacksonville Transportation Authority
	Series 1985,
	Escrowed to Maturity,
	9.200% 01/01/15	2,000,000	2,429,280
FL Melbourne
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 10/01/19	600,000	429,534

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,645,720
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: NPFGC:
	6.250% 10/01/16	2,120,000	2,572,408
	Series 1996 A,
	Escrowed to Maturity,
	Insured: NPFGC
	6.250% 10/01/16	55,000	66,381
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	3,750,000	4,491,412
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: NPFGC
	6.000% 10/01/19	1,030,000	1,241,531
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	16,225,000	18,132,411
GA Municipal Electric Authority
	Series 1991:
	Escrowed to Maturity,
	Insured: NPFGC
	6.600% 01/01/18	3,600,000	4,335,372
	Pre-refunded to Various Dates,
	Insured: NPFGC
	6.600% 01/01/18	420,000	491,186
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	6,000,000	7,998,240
IL Glendale Heights
	Series 1985 B,
	Escrowed to Maturity,
	7.100% 12/01/15	1,045,000	1,232,933
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: NPFGC:
	(a) 05/01/19	7,710,000	5,650,967
	(a) 05/01/20	7,750,000	5,407,330

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC
	5.125% 01/01/23	3,600,000	4,198,068
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	6,104,350
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	6,000,000	3,943,020
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.150% 09/01/16	235,000	313,055
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity,
	5.500% 07/01/21	1,000,000	1,180,780
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: NPFGC
	9.750% 01/01/16	1,000,000	1,368,510
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	1,982,033
	Series 1991 A,
	Escrowed to Maturity,
	5.000% 01/01/21	8,735,000	10,288,869
NE Omaha Public Power District
	Series 1992 B,
	Escrowed to Maturity,
	6.200% 02/01/17	1,600,000	1,899,392
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Escrowed to Maturity,
	Insured: NPFGC
	7.000% 06/15/12	10,135,000	11,588,866
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity,
	Insured: NPFGC
	6.500% 01/01/16	11,000,000	12,808,620

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	6.125% 01/01/21	11,000,000	14,091,660
	Series 1992,
	Escrowed to Maturity,
	Insured: CAP
	6.125% 01/01/21	7,000,000	8,580,040
OH Water Development Authority
	Series 2005,
	Pre-refunded 06/01/15,
	4.750% 06/01/25	4,080,000	4,731,372
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	Escrowed to Maturity,
	10.000% 06/18/12	550,000	592,620
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	16,961,907
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Economically Defeased to Maturity,
	Insured: AMBAC
	5.125% 06/01/24	3,000,000	3,392,580
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	2,470,000	3,125,439
PR Commonwealth of Puerto Rico
	Series 2006 A,
	Pre-refunded 07/01/16,
	5.250% 07/01/30	1,235,000	1,471,478
SC Piedmont Municipal Power Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: NPFGC
	5.375% 01/01/25	3,960,000	4,748,515
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC:
	(a) 12/01/19	26,955,000	19,097,078
	(a) 12/01/23	2,515,000	1,450,677
TX Research Laboratory Commission Finance Authority
	Superconducting Super Collider,
	Series 1991,
	Escrowed to Maturity,
	6.950% 12/01/12	4,865,000	5,375,387
UT County Hospital Revenue
	IHC Health Services, Inc.,
	Series 1997,
	Escrowed to Maturity,
	Insured: NPFGC
	5.250% 08/15/26	2,500,000	2,509,825

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
UT Provo
	Series 1980,
	Escrowed to Maturity,
	10.125% 04/01/15	1,120,000	1,376,077
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to Various Dates,
	5.500% 06/01/26	5,000,000	5,606,700
Refunded/Escrowed Total			289,578,458
Tobacco — 0.5%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	2,500,000	1,917,825
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A,
	4.625% 06/01/26	10,055,000	8,301,911
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.750% 06/01/34	1,000,000	801,870
Tobacco Total			11,021,606
OTHER TOTAL			338,948,316
OTHER REVENUE — 1.3%
Hotels — 0.1%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,845,000	1,652,490
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	4,000,000	719,760
	Series 2005 C,
	8.750% 01/01/37	1,500,000	239,055
Hotels Total			2,611,305
Recreation — 1.2%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18 (f)	1,750,000	1,706,862
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15 (f)	1,540,000	1,025,871
	8.750% 10/01/19 (f)	7,680,000	5,056,205

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
CT Mashantucket Western Pequot Tribe
	Series 2007 A,
	5.750% 09/01/34 (f)	4,000,000	2,221,560
FL Seminole Indian Tribe
	Series 2007 A,
	5.250% 10/01/27 (f)	6,750,000	6,062,310
NY Industrial Development Agency
	Yankee Stadium,
	Series 2006,Insured: FGIC
	5.000% 03/01/46	2,000,000	1,858,660
OK Chickasaw Nation
	Series 2007,
	6.000% 12/01/25 (f)	6,030,000	6,148,610
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26 (f)	3,500,000	2,549,505
Recreation Total			26,629,583
OTHER REVENUE TOTAL			29,240,888
RESOURCE RECOVERY — 0.5%
Disposal — 0.1%
NV Department of Business & Industry
	Republic Services, Inc.,
	Series 2003, AMT,
	5.625% 12/01/26 (06/01/18) (c)(d)	2,000,000	2,078,140
Disposal Total			2,078,140
Resource Recovery — 0.4%
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.400% 12/01/11	3,300,000	3,276,933
PA Economic Development Financing Authority
	Philadelphia Project Finance,
	Series 2009 B,
	6.250% 01/01/32	5,325,000	5,486,241
Resource Recovery Total			8,763,174
RESOURCE RECOVERY TOTAL			10,841,314
TAX-BACKED — 34.5%
Local Appropriated — 2.7%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	969,969
IL Chicago Board of Education
	Series 1992 A,
	Insured: NPFGC:
	6.000% 01/01/16	5,000,000	5,880,850
	6.000% 01/01/20	8,000,000	9,254,640
	6.250% 01/01/15	12,900,000	14,385,693

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
IN Crown Point School Building Corp.
	Series 2000,
	Insured: NPFGC
	(a) 01/15/19	8,165,000	5,675,982
IN Noblesville Redevelopment Authority
	Series 2006 A,
	5.250% 08/01/25	2,000,000	2,124,160
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	270,000	271,493
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,177,300
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
	Series 2005,
	Insured: AGMC
	4.600% 04/01/22	8,885,000	9,197,041
TX Houston Independent School District
	Series 1998 A,
	Insured: AMBAC:
	(a) 09/15/14	3,885,000	3,556,484
	(a) 09/15/18	3,885,000	2,898,132
	(a) 09/15/20	3,885,000	2,596,540
	Series 1998 B,
	Insured: AMBAC
	(a) 09/15/15	2,000,000	1,756,480
Local Appropriated Total			59,744,764
Local General Obligations — 8.0%
AZ Tucson
	Series 1994 G,
	Insured: FGIC
	7.625% 07/01/14	3,140,000	3,862,797
CA Alvord Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.900% 02/01/19	1,975,000	2,363,265
CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 08/01/21	5,955,000	3,052,712
CA Clovis Unified School District
	Series 2004 A,
	Insured: FGIC
	(a) 08/01/20	7,000,000	4,251,100

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Golden West School Authority
	Series 1999 A,
	Insured: NPFGC:
	(a) 08/01/14	3,980,000	3,500,291
	(a) 08/01/15	1,500,000	1,243,455
CA Norwalk LA Mirada Unified School District
	Series 2005 B,
	(a) 08/01/23	9,790,000	4,517,595
CA Poway Unified School District
	Series 2009 A,
	(a) 08/01/24	1,750,000	763,000
CA San Diego Unified School District
	Series 2009 A,
	(a) 07/01/30	22,500,000	6,946,875
CA San Juan Unified School District
	Series 2001,
	Insured: AGMC
	(a) 08/01/18	1,785,000	1,237,059
CA San Ysidro School District
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/23	2,330,000	1,037,992
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.900% 02/01/20	1,000,000	1,077,850
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: NPFGC
	6.000% 08/01/24	2,320,000	2,501,262
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/18	1,160,000	748,652
CO El Paso County School District No. 11
	Series 1996,
	7.100% 12/01/16	2,105,000	2,637,881
IL Champaign County
	Series 1999,
	Insured: FGIC:
	8.250% 01/01/20	1,015,000	1,388,104
	8.250% 01/01/23	1,420,000	1,984,663
IL Chicago Board of Education
	Series 1998 B-1,
	Insured: FGIC:
	(a) 12/01/21	8,000,000	4,579,920
	(a) 12/01/22	25,200,000	13,622,112
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	4,750,000	5,345,935

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
IL Chicago
	Series 1999,
	Insured: FGIC
	5.500% 01/01/23	9,750,000	11,070,637
IL Cook County High School District No. 209-Provisional Township
	Series 2004,
	Insured: AGMC
	5.000% 12/01/15	1,750,000	2,019,063
IL Cook County School District No. 102
	Series 2001,
	Insured: FGIC
	(a) 12/01/20	3,065,000	1,919,364
IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC:
	(a) 01/01/20	2,575,000	1,639,116
	(a) 01/01/21	2,675,000	1,602,486
IL Du Page County Community High School District No. 99
	Series 1993,
	5.600% 01/01/21	2,565,000	2,995,381
IL Kane & De Kalb Counties Community Unit School District No. 302
	Series 2004,
	Insured: FGIC
	(a) 02/01/21	3,165,000	1,888,176
IL Lake County School District No. 56
	Series 1997,
	Insured: FGIC
	9.000% 01/01/17	10,440,000	13,998,996
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC
	(a) 12/01/23	2,130,000	1,080,421
IL Will County United School District No. 365-UVY
	Series 1999 B,
	Insured: AGMC
	(a) 11/01/18	3,370,000	2,400,788
KS Wyandotte County
	Series 1998,
	Insured: NPFGC
	4.500% 09/01/28	2,900,000	2,899,971
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/12	6,250,000	5,561,937

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MI Detroit City School District
	Series 2005 A,
	5.000% 05/01/17	2,500,000	2,625,825
	Series 2005 A,
	Insured: AGMC
	5.250% 05/01/30	10,000,000	10,161,600
MI Paw Paw Public School District
	Series 1998,
	Insured: FGIC
	5.000% 05/01/25	1,020,000	1,153,844
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,790,000	2,025,439
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: AGMC
	5.250% 01/01/27	1,410,000	1,660,670
NY State
	Series 2007 M,
	5.000% 04/01/22	2,000,000	2,134,800
OH Adams County Ohio Valley Local School District
	Series 1995,
	Insured: NPFGC
	7.000% 12/01/15	3,000,000	3,463,530
OH Cincinnati City School District
	Series 2006,
	5.250% 12/01/30	4,000,000	4,506,320
OH Kings Local School District
	Series 1995,
	Insured: FGIC
	7.500% 12/01/16	2,110,000	2,535,228
OR Linn County Community School District No. 9
	Series 2005,
	Insured: FGIC
	5.500% 06/15/30	1,435,000	1,677,257
PA Cornwall-Lebanon School District
	Series 2001,
	Insured: AGMC
	(a) 03/15/18	3,020,000	2,269,409
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: NPFGC
	(a) 06/01/13	3,000,000	2,820,150
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	7,500,000	7,823,475
TX Galveston County
	Series 2001,
	Insured: FGIC
	(a) 02/01/20	1,510,000	1,029,563

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
TX North East Independent School District
	Series 2007,
	Insured: PSFG
	5.250% 02/01/31	10,000,000	11,482,600
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC:
	(a) 12/01/16	3,000,000	2,474,730
	(a) 12/01/20	6,150,000	4,085,568
Local General Obligations Total			179,668,864
Special Non-Property Tax — 8.2%
AL Jefferson County
	Series 2004 A,
	5.250% 01/01/19	2,790,000	2,458,771
FL Tampa Sports Authority
	Series 1995,
	Insured: NPFGC
	5.750% 10/01/25	2,500,000	2,709,775
FL Tampa
	Series 1996,
	Insured: AMBAC
	(a) 04/01/21	900,000	532,530
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 P,
	Insured: AMBAC
	6.250% 07/01/20	6,000,000	7,219,980
GU Territory of Guam
	Series 2009 A,
	5.750% 12/01/34	2,000,000	2,025,140
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Insured: FGIC:
	(a) 06/15/13	11,640,000	10,726,842
	(a) 06/15/16	3,750,000	2,953,013
	Series 2002 B,
	Insured: NPFGC
	5.000% 06/15/21	3,000,000	3,123,300
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	5,000,000	6,437,150
	Series 2002 A
	Insured: NPFGC
	6.000% 07/01/31	5,400,000	6,528,600
IL Sales Tax Revenue
	Series 2002,
	Insured: FGIC
	6.000% 06/15/23	4,000,000	4,858,120

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
KY Economic Development Finance Authority
	Louisville Arena Authority, Inc.,
	Series 2008 A1,
	Insured: AGO
	6.000% 12/01/38	2,850,000	3,072,727
MA Bay Transportation Authority
	Series 2005 A,
	5.000% 07/01/25	3,000,000	3,468,720
	Series 2005 B,
	Insured: NPFGC:
	5.500% 07/01/26	1,500,000	1,810,350
	5.500% 07/01/29	2,000,000	2,377,320
	Series 2006 A,
	5.250% 07/01/29	3,185,000	3,680,076
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/31	775,000	728,671
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28 (f)	2,000,000	1,818,560
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC:
	5.500% 03/15/24	10,170,000	12,181,524
	5.500% 03/15/27	11,240,000	13,448,885
	5.500% 03/15/29	2,030,000	2,406,200
	5.500% 03/15/30	6,040,000	7,087,940
	Series 2008-B,
	5.250% 03/15/38	5,000,000	5,306,750
NY Local Government Assistance Corp.
	Series 1993 E:
	Insured: AMBAC
	5.250% 04/01/16	10,000,000	11,597,500
	Insured: NPFGC
	5.000% 04/01/21	3,655,000	4,267,212
NY Metropolitan Transportation Authority
	Series 2009 B,
	5.000% 11/15/34	3,000,000	3,121,620
NY New York City Transitional Finance Authority
	Series 2002 A,
	5.500% 11/01/26 (c)(h) (14.000% 11/01/11)	5,000,000	5,375,950
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: AMBAC
	5.000% 10/15/32	3,950,000	4,093,464
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(a) 12/01/20	2,000,000	1,240,620

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Convention Center Authority
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/20	3,000,000	2,971,170
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: NPFGC
	6.250% 07/01/12	3,000,000	3,258,390
	Series 1996 Z,
	Insured: AGMC
	6.000% 07/01/18	10,000,000	11,441,200
TX Harris County Houston Sports Authority
	Series 2001 A,
	Insured: NPFGC:
	(a) 11/15/14	3,905,000	3,199,054
	(a) 11/15/15	3,975,000	3,043,936
	(a) 11/15/16	4,040,000	2,889,812
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,448,820
UT Transit Authority Sales Tax Revenue
	Series 2006 C,
	Insured: AGMC
	5.250% 06/15/29	10,000,000	11,522,800
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	2,300,330
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	4,500,000	5,266,710
Special Non-Property Tax Total			183,999,532
Special Property Tax — 1.4%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,850,000	1,814,203
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.875% 04/01/39	8,000,000	8,208,800

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	1,315,000	1,351,859
FL Tolomato Community Development District
	Series 2007:
	6.375% 05/01/17	1,000,000	920,220
	6.550% 05/01/27	3,500,000	3,044,895
FL Village Center Community Development District
	Series 1998 A,
	Insured: NPFGC
	5.500% 11/01/12	750,000	787,823
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	3,000,000	1,821,750
FL Westchester Community Development District No. 1
	Series 2003,
	6.000% 05/01/23	2,200,000	1,705,044
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	4,000,000	2,785,080
IN Portage
	Series 2006,
	5.000% 01/15/27	410,000	388,475
OH Hickory Chase Community Authority
	Series 2008,
	6.750% 12/01/27	6,165,000	4,085,545
OH Toledo-Lucas County Port Authority
	Series 2007,
	5.400% 11/01/36	4,000,000	3,603,920
Special Property Tax Total			30,517,614
State Appropriated — 6.4%
CA Public Works Board
	Series 2009,
	6.125% 11/01/29	6,000,000	6,200,640
IN Office Building Commission
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	9,253,040
NJ Economic Development Authority
	Series 2005 K,
	Insured: FGIC
	5.250% 12/15/21	2,000,000	2,259,400
	Series 2005 N-1:
	Insured: AGMC
	5.500% 09/01/25	23,990,000	27,548,437
	Insured: FGIC
	5.500% 09/01/27	5,000,000	5,575,600

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ Transportation Trust Fund Authority
	Series 1999 A:
	5.750% 06/15/18	5,000,000	5,816,000
	5.750% 06/15/20	4,150,000	4,831,264
	Series 2006 A,
	5.500% 12/15/23	3,000,000	3,425,520
NY Dormitory Authority
	Series 1990 A,
	7.500% 05/15/13	8,000,000	9,419,840
	Series 1993 A:
	Insured: CGIC
	6.000% 07/01/20	6,140,000	7,219,289
	Insured: FGIC
	5.875% 05/15/17	28,240,000	32,718,582
	Series 1993,
	6.000% 07/01/20	13,350,000	15,636,855
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (c)(d)	1,000,000	1,031,110
UT Building Ownership Authority
	Series 1998 C,
	Insured: AGMC
	5.500% 05/15/19	3,450,000	4,057,786
WI State
	Series 2009 A,
	5.750% 05/01/33	5,700,000	6,150,528
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,501,456
State Appropriated Total			144,645,347
State General Obligations — 7.8%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 04/01/17	2,500,000	2,871,550
	Series 2006,
	4.500% 10/01/36	4,015,000	3,260,381
	Series 2007:
	4.500% 08/01/30	45,000,000	38,578,050
	5.000% 12/01/37	8,500,000	7,620,335
	Series 2008,
	5.250% 03/01/38	8,250,000	7,668,292
	Series 2009:
	5.500% 11/01/39	15,520,000	14,990,613
	6.000% 04/01/35	15,000,000	15,486,900

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Board of Education
	Series 1985,
	9.125% 06/01/14	1,380,000	1,560,283
IL State
	Series 2001,
	Insured: FGIC
	6.000% 11/01/26	3,000,000	3,504,750
	Series 2004 A,
	5.000% 03/01/34	3,000,000	3,001,050
	Series 2006,
	5.500% 01/01/31	7,985,000	8,838,916
MA Bay Transportation Authority
	Series 1994 A,
	Insured: AGMC
	7.000% 03/01/19	2,500,000	3,126,225
MA State
	Series 2006 B,
	Insured: AGMC
	5.250% 09/01/25	5,000,000	5,960,950
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 F,
	5.250% 07/01/20	2,000,000	2,020,540
	Series 2007,
	6.250% 07/01/31	27,000,000	29,167,560
PR Commonwealth of Puerto Rico
	Series 1996 B,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	2,978,945
WA State
	Series 2000 S-5,
	Insured: FGIC
	(a) 01/01/19	1,500,000	1,098,720
	Series 2007 D,
	4.500% 01/01/30	24,470,000	24,482,969
State General Obligations Total			176,217,029
TAX-BACKED TOTAL			774,793,150
TRANSPORTATION — 8.2%
Air Transportation — 0.7%
CO Denver City & County Special Facility Authority
	United Airlines, Inc.,
	Series 2007, AMT,
	5.250% 10/01/32	5,000,000	3,775,450
IL Chicago O’Hare International Airport
	United Airlines, Inc.,
	Series 1999 A,
	5.350% 09/01/16 (i)	4,100,000	41,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
IN Indianapolis Airport Authority
	FedEx Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	3,000,000	3,096,450
	United Airlines, Inc.,
	Series 1995 A, AMT,
	6.500% 11/15/31 (j)	1,348,969	17,941
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT:
	6.250% 09/15/19	1,300,000	1,220,934
	6.250% 09/15/29	2,000,000	1,775,580
	6.400% 09/15/23	4,000,000	3,690,360
NY Industrial Development Agency
	American Airlines, Inc.,
	Series 2005,
	7.625% 08/01/25	1,000,000	988,760
Air Transportation Total			14,606,475
Airports — 0.8%
FL County of Miami-Dade
	Series 2010 A1,
	5.375% 10/01/35	6,000,000	6,060,060
MA Port Authority
	Series 1999 D, AMT,
	Insured: FGIC
	6.000% 07/01/29	1,545,000	1,552,061
TX Houston
	Series 2009 A,
	Insured: AMBAC
	5.500% 07/01/34	10,500,000	11,238,360
Airports Total			18,850,481
Toll Facilities — 5.2%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: NPFGC:
	(a) 01/15/12	2,500,000	2,241,650
	(a) 01/15/14	14,450,000	11,334,580
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: NPFGC
	(a) 09/01/22	6,515,000	3,051,821
	Series 2000,
	Insured: NPFGC
	(a) 09/01/18	18,600,000	11,536,092
MA Turnpike Authority
	Series 1997 A,
	Insured: NPFGC
	(a) 01/01/24	7,000,000	3,244,920
	Series 1997 C,
	Insured: NPFGC:
	(a) 01/01/18	4,700,000	3,236,796
	(a) 01/01/20	17,000,000	10,254,400

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
NJ Turnpike Authority
	Series 1991 C,
	Insured: AGMC
	6.500% 01/01/16	1,415,000	1,740,096
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	2,919,725
	Series 2005,
	Insured: AGMC
	5.250% 01/01/30	2,000,000	2,251,820
	Series 2009 E,
	5.250% 01/01/40	4,425,000	4,602,487
	Series 2009 H,
	5.000% 01/01/36	3,000,000	3,070,890
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: NPFGC
	5.500% 11/15/20	6,800,000	8,130,216
TX Central Tex Regional Mobility Authority
	Series 2010:
	(a) 01/01/25 (k)	2,000,000	699,700
	5.750% 01/01/25 (k)	1,000,000	994,980
TX North Texas Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	11,355,000	11,525,779
	Series 2009 C,
	5.250% 01/01/44	10,000,000	9,936,600
TX Turnpike Authority
	Series 2002 A,
	Insured: AMBAC:
	(a) 08/15/16	7,000,000	5,115,880
	(a) 08/15/18	10,000,000	6,366,500
	(a) 08/15/19	10,330,000	6,133,128
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	7,800,000	8,599,500
Toll Facilities Total			116,987,560
Transportation — 1.5%
IN Finance Authority Highway Revenue
	Series 2007 A,
	Insured: FGIC
	4.500% 06/01/29	10,000,000	9,834,800
NV Department of Business & Industry
	Las Vegas Monorail Co., 2nd Tier,
	Series 2000:
	7.375% 01/01/30 (l)	1,650,000	66,000
	7.375% 01/01/40 (l)	3,750,000	150,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: AGMC
	5.000% 11/15/33	12,000,000	12,175,680
	Series 2007 B,
	5.000% 11/15/24	6,820,000	7,236,156
OH Toledo-Lucas County Port Authority
	Series 1992,
	6.450% 12/15/21	3,950,000	4,497,273
Transportation Total			33,959,909
TRANSPORTATION TOTAL			184,404,425
UTILITIES — 16.3%
Independent Power Producers — 0.6%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	6,140,890
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	7,800,000	6,819,228
Independent Power Producers Total			12,960,118
Investor Owned — 3.5%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	2,000,000	1,988,120
HI Department of Budget & Finance
	Hawaiian Electric Co.,
	Series 2009,
	6.500% 07/01/39	5,250,000	5,641,125
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	5,000,000	5,004,350
IN Jasper County Pollution Control Revenue
	Northern Indiana Public Service Co.:
	Series 1994 C,
	Insured: NPFGC
	5.850% 04/01/19	3,000,000	3,273,720
	Series 2003,
	Insured: AMBAC
	5.700% 07/01/17	2,000,000	2,180,580
IN Petersburg
	Series 1995 C, AMT,
	5.950% 12/01/29	5,000,000	4,965,000
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2006, AMT,
	5.000% 02/01/36	3,000,000	2,728,560

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	2,995,830
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993,
	14.015% 04/01/20 (03/10/10) (c)(d)	13,000,000	13,534,300
PA Economic Development Financing Authority
	Allegheny Energy Speciality Co.,
	Series 2009,
	7.000% 07/15/39	13,000,000	14,494,480
TX Brazos River Authority Pollution Control Revenue
	TXU Energy Co. LLC:
	Series 1999 B, AMT,
	6.750% 09/01/34 (04/01/13) (c)(d)	12,455,000	11,170,765
	Series 2001 A, AMT,
	8.250% 10/01/30	5,250,000	3,703,875
	Series 2003 A, AMT,
	6.750% 04/01/38	1,900,000	1,704,091
TX Matagorda County Navigation District No. 1
	Series 2001 A,
	6.300% 11/01/29	2,800,000	3,038,728
TX Sabine River Authority Pollution Control Revenue
	Series 2001 C,
	5.200% 05/01/28	3,000,000	1,587,210
Investor Owned Total			78,010,734
Joint Power Authority — 4.4%
AZ Salt River Project Agricultural Improvement & Power District
	Series 2006 A,
	5.000% 01/01/37	5,000,000	5,142,500
GA Municipal Electric Authority
	Series 1991,
	Insured: NPFGC
	6.600% 01/01/18	17,280,000	20,385,043
MN Southern Minnesota Municipal Power Agency
	Series 2002 A,
	Insured: AMBAC
	5.250% 01/01/17	11,000,000	12,513,930
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	2,185,000	2,596,610
	Series 1993,
	Insured: AMBAC

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	6.000% 01/01/18	16,470,000	19,016,592
	Series 2009 B,
	5.000% 01/01/26	7,000,000	7,237,230
SC Piedmont Municipal Power Agency
	Series 1993,
	Insured: NPFGC
	5.375% 01/01/25	11,370,000	12,348,161
	Series 2004 A,
	Insured: FGIC
	(a) 01/01/24	5,000,000	2,377,900
SC Public Service Authority
	Series 2008 A,
	5.500% 01/01/38	3,000,000	3,239,490
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	5,000,000	5,275,750
WY County of Campbell
	Basin Electric Power Coop,
	Series 2009,
	5.750% 07/15/39	7,900,000	8,351,169
Joint Power Authority Total			98,484,375
Municipal Electric — 2.1%
NY Long Island Power Authority
	Series 2008 A,
	6.000% 05/01/33	2,725,000	3,068,732
OH Cleveland Public Power Systems
	Series 1994 A,
	Insured: NPFGC
	(a) 11/15/13	2,000,000	1,856,620
PA Westmoreland County Municipal Authority
	Series 1995 A,
	Insured: FGIC
	(a) 08/15/23	5,540,000	2,803,240
	Series 1999 A,
	Insured: NPFGC
	(a) 08/15/22	2,000,000	1,114,880
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: NPFGC
	5.500% 07/01/16	12,000,000	13,261,320
	Series 2007 VV,
	Insured: FGIC
	5.250% 07/01/34	10,870,000	10,795,323
SD Heartland Consumers Power District
	Series 1992,
	Insured: AGMC
	6.000% 01/01/17	13,600,000	15,689,912
Municipal Electric Total			48,590,027

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 5.7%
AL Birmingham Waterworks & Sewer Board
	Series 2007 A,
	Insured: AMBAC
	4.375% 01/01/32	6,000,000	5,549,700
AL Jefferson County
	Series 1997 A,
	Insured: FGIC
	5.625% 02/01/22	570,000	210,017
CA Castaic Lake Water Agency
	Series 1999,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	4,193,769
CA San Diego Public Facilities Financing Authority
	Series 2009,
	5.250% 05/15/39	17,000,000	17,550,460
CA San Francisco City & County Public Utilities Commission
	Series 2006 A,
	Insured: AGMC
	4.500% 11/01/31	17,800,000	17,294,480
FL Seminole County
	Series 1992,
	Insured: NPFGC
	6.000% 10/01/19	470,000	548,640
FL St. John’s County Water & Sewer Authority
	Series 1991 A,
	Insured: NPFGC
	(a) 06/01/13	2,600,000	2,403,440
	Series 1999 A,
	Insured: NPFGC
	(a) 06/01/14	1,500,000	1,336,335
GA Atlanta Water & Wastewater Revenue
	Series 1991 A,
	Insured: FGIC
	5.500% 11/01/22	5,475,000	5,980,945
	Series 2001 A,
	Insured: NPFGC
	5.500% 11/01/27	1,500,000	1,597,950
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	6,458,621
GA Milledgeville Water & Sewer Revenue
	Series 1996,
	Insured: AGMC
	6.000% 12/01/21	1,000,000	1,203,280
IL Chicago
	Series 1998,
	Insured: NPFGC
	(a) 01/01/20	7,275,000	4,762,070

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
IN Bond Bank Revenue
	Series 2008 B,
	Insured: AGMC
	(a) 06/01/29	8,075,000	2,920,324
MA Water Resources Authority
	Series 2002 J,
	Insured: AGMC
	5.500% 08/01/21	5,000,000	6,111,300
	Series 2006 A,
	Insured: AMBAC
	5.000% 08/01/24	2,170,000	2,383,875
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37 (07/15/24) (c)(d)	465,000	402,192
NY New York City Municipal Water Finance Authority
	Series 2001 D,
	5.250% 06/15/25	3,520,000	3,719,056
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: NPFGC
	5.500% 01/01/21	4,015,000	4,644,030
OH Lakewood Water Systems Revenue
	Series 1995,
	Insured: AMBAC
	5.850% 07/01/20	1,955,000	2,280,195
OH State Water Development Authority
	Series 2005 B,
	4.750% 06/01/25	920,000	979,174
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,400,000	3,973,308
TX Houston Water & Sewer Systems
	Series 1998 A,
	Insured: AGMC:
	(a) 12/01/19	9,545,000	6,716,530
	(a) 12/01/23	985,000	558,278
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/24	6,175,000	7,546,900

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
WA King County
	Series 2007,
	Insured: AGMC
	5.000% 01/01/42	15,600,000	15,984,384
Water & Sewer Total			127,309,253
UTILITIES TOTAL			365,354,507

	Total Municipal Bonds (cost of $2,101,470,218)		2,182,449,658

		Shares
Municipal Preferred Stocks — 0.4%
HOUSING — 0.4%
Multi-Family — 0.4%
Munimae TE Bond Subsidiary LLC
	Series 2000 B, AMT,
	7.750% 06/30/50 (f)	10,000,000	8,200,500
	Series 2005 C-3, AMT,
	5.500% 11/29/49 (f)	1,000,000	634,200
Multi-Family Total			8,834,700
HOUSING TOTAL			8,834,700

	Total Municipal Preferred Stocks (cost of $11,000,000)		8,834,700
Investment Companies — 1.5%
	Columbia Tax- Exempt Reserves, Capital Class Shares (7 day yield of 0.080%) (m)(n)	16,791,523	16,791,523
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.040%)	16,896,323	16,896,323

	Total Investment Companies (cost of $33,687,846)		33,687,846

		Par ($)
Short-Term Obligations — 0.1%
VARIABLE RATE DEMAND NOTES(o) — 0.1%
CA Department of Water Resources
	Power Supply Revenue,
	Series 2005 F-2,
	LOC: JPMorgan Chase Bank,
	LOC: Societe Generale
	0.110% 05/01/20 (03/01/10) (d)	100,000	100,000
CT Health & Educational Facilities Authority
	Yale University,
	Series 2001 V-1,
	0.120% 07/01/36 (03/01/10) (d)	400,000	400,000
MO Development Finance Board
	Nelson Gallery Foundation,
	Series 2004 A,
	SPA: JPMorgan Chase Bank
	0.140% 12/01/33 (03/01/10) (d)	600,000	600,000

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES(o) — (continued)
NV Clark County School District
	Series 2001 A,
	Insured: AGMC,
	SPA: State Street Bank & Trust Co.
	0.130% 06/15/21 (03/01/10) (d)	2,075,000	2,075,000
VARIABLE RATE DEMAND NOTES TOTAL			3,175,000

	Total Short-Term Obligations (cost of $3,175,000)		3,175,000

	Total Investments — 99.1% (cost of $2,149,333,064)(p)(q)		2,228,147,204

	Other Assets & Liabilities, Net — 0.9%		19,999,792

	Net Assets — 100.0%		2,248,146,996

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$129,590,392	$—	$129,590,392
Health Care	—	212,277,055	6,849,500	219,126,555
Housing	—	68,338,956	—	68,338,956
Industrials	—	61,811,155	—	61,811,155
Other	—	338,948,316	—	338,948,316
Other Revenue	—	29,240,888	—	29,240,888
Resource Recovery	—	10,841,314	—	10,841,314
Tax-Backed	—	774,793,150	—	774,793,150
Transportation	—	184,404,425	—	184,404,425
Utilities	—	365,354,507	—	365,354,507
Total Municipal Bonds	—	2,175,600,158	6,849,500	2,182,449,658
Total Municipal Preferred Stocks	—	8,834,700	—	8,834,700
Total Investment Companies	33,687,846	—	—	33,687,846
Total Short-Term Obligations	—	3,175,000	—	3,175,000
Total Investments	$33,687,846	$2,187,609,858	$6,849,500	$2,228,147,204

The following table reconciles asset balances for the three months ended February 28, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of November 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of February 28, 2010
Municipal Bonds Health Care	$6,849,500	$—	$—	$—	$—	$—	$6,849,500

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2010 which were valued using significant unobservable inputs (Level 3) amounted to $0.

(a)	Zero coupon bond.

(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2010, the value of this security amounted to $6,849,500, which represents 0.3% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2010.

(d)	Parenthetical date represents the next interest rate reset date for the security.

(e)

The issuer is in default of certain debt covenants.  Income is being partially accrued.  At February 28, 2010, the value of this security amounted to $795,919, which represents less than 0.1% of net assets.

(f)

Security exempt from registration pursuant to Rule 144A, under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid except for those in the following table, amounted to $41,658,832, which represents 1.9% of net assets.

Security	Acquisition Date	Par /Shares	Cost	Value
Resolution Trust Corp. Pass- Through Certificates,
Series 1993 A,
8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,234,649
CA Cabazon Band Mission Indians,
Series 2004:
8.375% 10/01/15	10/08/04	$1,540,000	1,780,000	1,025,871
8.750% 10/01/19	10/08/04	$7,680,000	8,310,000	5,056,205
OR Cow Creek Band Umpqua Tribe of Indians,
Series 2006 C,
5.625% 10/01/26	06/15/06	$3,500,000	3,500,000	2,549,505
MuniMae TE Bond Subsidiary, LLC:
Series 2000 B, AMT,
7.750% 06/30/50	09/05/02	10,000,000	16,000,000	8,200,500
Series 2005 C-3, AMT,
5.500% 11/29/49	11/04/05	1,000,000	1,000,000	634,200
				$23,700,930

(g)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(i)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(j)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is not being accrued.  At February 28, 2010, the value of this security amounted to $17,941, which represents less than 0.1% of net assets.

(k)	Security purchased on a delayed delivery basis.

(l)

The issuer is in default of certain debt covenants.  Income is not being accrued.  At February 28, 2010, the value of these securities amounted to $216,000, which represents less than 0.1% of net assets.

(m)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(n)	Investments in affiliates during the three months ended February 28, 2010:

Affiliate	Value beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Columbia Tax-Exempt Reserves, Capital Class Shares (7 day yield of 0.080%)	$8,400,884	$52,470,523	$35,679,000	$1,565	$16,791,523

(o)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate changes periodically.  The interest rate shown reflects the rate as of February 28, 2010.

(p)	Cost for federal income tax purposes is $2,144,735,865.

(q)	Unrealized appreciation and depreciation at February 28, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$153,126,337	$(69,714,998)	$83,411,339

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	April 21, 2010